John Hancock Variable Insurance Trust

Supplement dated February 25, 2015

to the Statement of Information dated April 30, 2014

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

(“John Hancock Asset Management”)

The section under, “Appendix III – Portfolio Manager Information - John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”)” is amended and restated as follows to the extent that it relates to the portfolio managers of Fundamental All Cap Core Trust and Fundamental Large Cap Value Trust:

Portfolio Managers and Other Accounts Managed:

Effective March 1, 2015, the portfolio managers for the Fundamental All Cap Core Trust are: Walter T. McCormick, Sandy W. Sanders and Jonathan White.

Effective March 1, 2015, the portfolio managers for the Fundamental Large Cap Value Trust are: Walter T. McCormick, Sandy W. Sanders and Nicholas Renart.

The following chart provides information regarding other accounts for which each portfolio manager to the funds has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investment in the fund.

The following table provides information as of December 31, 2014:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Walter T. McCormick	5	$4,948	21	$3,982	14	$2,169
Sandy W. Sanders	5	$4,948	21	$3,982	14	$2,169
Jonathan White	4	$3,542	15	$2,436	13	$2,162
Nicholas Renart	1	$1,406	1	$367	1	$8

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Walter T. McCormick	0	$0	0	$0	3	$690
Sandy W. Sanders	0	$0	0	$0	3	$690
Jonathan White	0	$0	0	$0	3	$690
Nicholas Renart	0	$0	0	$0	0	$0

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2014.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.